Document and Entity Information	3 Months Ended
May 31, 2013
Document and Entity Information
Entity Registrant Name	New Enterprise Stone & Lime Co., Inc.
Entity Central Index Key	0001527032
Document Type	S-4
Pre-Effective Amendment Number	2
Document Period End Date	May 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer